PIPE Financing - Private Placement and Warrants (Details) - USD ($)			12 Months Ended
	Dec. 24, 2029	Dec. 24, 2026	Mar. 31, 2025	Dec. 24, 2024
Private Placement and Warrants [Member]
Private Placement and Warrants [Line Items]
Gross proceeds				$ 2,000,000
Issuance of shares				47,679
Pre-funded warrants				77,792
Exercise price of warrants per share	$ 15.94		$ 15.94	$ 0.000797
Purchase of common shares warrants				250,942
Number of warrant purchased	125,471		125,471
Warrant outstanding term		2 years	5 years
Share settled issuance costs			$ 257,949
Share capital			40,449
Warrant reserve			217,500
Share settled issuance costs			$ 137,778
Share warrant issued			9,409
Common shares issued			77,792
Pre-funded warrants			$ 511,690
Issuance costs			$ 66,003
Fair Value Allocation Assumptions [Member]
Private Placement and Warrants [Line Items]
Exercise price of warrants per share			$ 19.37